Common and Preferred Shares - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Nov. 30, 2021 shares	Nov. 29, 2021 $ / shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Dividend paid | $			$ 4,371		$ 4,363
Dividend paid per share			$ 3.60		$ 3.60		$ 3.49
Quarterly dividend payable declared		$ 1.00
Dividend recorded date		Jan. 04, 2022
Dividend payable date		Jan. 27, 2022
Stock issuable on conversion of instruments | shares			3,246,000,000	3,246,000,000	3,237,000,000	3,237,000,000
Floor price of common shares			$ 5.00
Conversion rate for outstanding NVCC subordinated			125.00%	125.00%
Conversion price outstanding NVCC subordinated			$ 5.00
Interest paid | $				$ 162		$ 99
Net income taxes | $			$ 4
NCIB [member] | 2021 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase | shares	24,000,000
Common shares [member]
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled, shares | shares					5,600,000	5,600,000
Shares repurchased and cancelled, per share					$ 73.95
Shares repurchased and cancelled, value | $					$ 414